Shareholders' Equity (Tables)	3 Months Ended
Dec. 31, 2018
Shareholders' Equity [Abstract]
Preferred Shares Outstanding
The table below presents a summary of preferred shares outstanding as of September 30, 2017 and 2018 and December 31, 2018:

Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Par Value	Carrying Value (1)	Dividend Rate
Series A	9.75% Cumulative Perpetual Redeemable	09/22/17	480,000	$25	$480	$2,740,480	9.75% per annum of the Liquidation Preference per share
Series B	n/a	09/22/17	12,000	-	$12	$12	n/a
Total			492,000		$492	$2,740,492

(1)	There are no issuance costs.